Investments in Associates 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Location				Korea
Acquisition cost		₩ 3,509,099		₩ 3,089,683
Book value		₩ 6,176,889		₩ 5,844,464		₩ 5,232,373
Korea Gas Corporation
Disclosure of associates [line items]
Key operation activities		Importing and wholesaling LNG		Importing and wholesaling LNG
Location		Korea		Korea
Percentage of ownership		20.47%		20.47%
Acquisition cost		₩ 94,500		₩ 94,500
The fair value of associates	[1]	466,830		684,180
Book value		₩ 1,970,643		₩ 2,085,296		1,815,513
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
The fair value of associates		69,298		80,454
Book value		₩ 29,500		₩ 31,078		24,617
YTN Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Broadcasting	[2]	Broadcasting	[3]
Location	[2],[3]	Korea
Percentage of ownership		21.43%	[2]	21.43%	[3]
Acquisition cost		₩ 59,000	[2]	₩ 59,000	[3]
The fair value of associates	[4]	54,180		50,220
Book value		₩ 52,303	[2]	₩ 55,027	[3]	51,828
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	15.00%		15.00%
Acquisition cost	[5]	₩ 5,725		₩ 5,725
Book value		₩ 12,001	[5]	₩ 12,158	[5]	10,554
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation equipment consignment and operation service		Power generation equipment consignment and operation service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value		₩ 118,173		₩ 119,791		121,955
Korea Power Exchange
Disclosure of associates [line items]
Key operation activities	[6]	Management of power market and others		Management of power market and others
Location	[6]	Korea		Korea
Percentage of ownership	[6]	100.00%		100.00%
Acquisition cost	[6]	₩ 127,839		₩ 127,839
Book value		274,286	[6]	275,126	[6]	269,728
Dayone Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		937		3,565
Accumulated unrecognized equity interest		27,954		₩ 27,017
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[7]			Power generation
Location	[7]			Korea
Percentage of ownership	[7]			60.00%
Acquisition cost	[7]			₩ 11,494
Book value		₩ 0		₩ 14,501	[7]	6,800
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[8]	Power generation	[7]
Location		Korea	[8]	Korea	[7]
Percentage of ownership		67.25%	[8]	67.25%	[7]
Acquisition cost		₩ 12,637	[8]	₩ 12,637	[7]
Book value		₩ 13,530	[8]	₩ 13,049	[7]	3,357
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	6.85%		6.85%
Acquisition cost	[5]	₩ 46,373		₩ 40,854
Book value		₩ 26,834	[5]	₩ 26,727	[5]	25,426
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value		₩ 3,194		₩ 2,883		2,278
SPC Power Corporation
Disclosure of associates [line items]
Key operation activities		Power generation	[9]	Power generation	[10]
Location		Philippines	[9]	Philippines	[10]
Percentage of ownership		38.00%	[9]	38.00%	[10]
Acquisition cost		₩ 20,635	[9]	₩ 20,635	[10]
The fair value of associates		92,219		121,995
Book value		₩ 78,931	[9]	₩ 70,868	[10]	65,046
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		42.00%		34.00%
Acquisition cost		₩ 516,007		₩ 413,153
Book value		₩ 705,812		₩ 578,821		595,218
PT. Cirebon Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value		₩ 134,259		₩ 135,114		121,969
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[11]	Resources development		Resources development
Location	[11]	Nigeria		Nigeria
Percentage of ownership	[11]	14.63%		14.63%
Acquisition cost	[11]	₩ 12		₩ 12
Book value		₩ 0	[11]	₩ 0	[11]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[11]	Resources development		Resources development
Location	[11]	Nigeria		Nigeria
Percentage of ownership	[11]	14.63%		14.63%
Acquisition cost	[11]	₩ 12		₩ 12
Book value		₩ 0	[11]	₩ 0	[11]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value		₩ 34,555		₩ 37,743		35,077
PT. Bayan Resources TBK
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Indonesia		Indonesia
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
The fair value of associates		11,090,934		11,326,001
Book value		₩ 619,207		₩ 684,719		661,289
S-Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value		₩ 162,765		₩ 141,128		122,786
Pioneer Gas Power Limited
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		India		India
Percentage of ownership		38.50%		38.50%
Acquisition cost		₩ 49,831		₩ 49,831
Book value		0		0		0
Unrecognized equity interest		19,835		19,248
Accumulated unrecognized equity interest		76,712		₩ 56,877
Eurasia Energy Holdings
Disclosure of associates [line items]
Key operation activities				Power generation and resources development
Location				Russia
Percentage of ownership				40.00%
Acquisition cost				₩ 461
Book value		0		0		0
Unrecognized equity interest		(203)		13
Accumulated unrecognized equity interest		₩ 0		₩ 203
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Laos		Laos
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value		₩ 116,378		₩ 115,584		92,441
PT. Mutiara Jawa
Disclosure of associates [line items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		Indonesia		Indonesia
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value		₩ 5,168		₩ 3,597		2,569
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Recycling fly ashes	[12]	Recycling fly ashes	[13]
Location		Korea	[12]	Korea	[13]
Percentage of ownership		25.54%	[12]	2.35%	[13]
Acquisition cost		₩ 686	[12]	₩ 686	[13]
Book value		0	[12]	0	[13]
Unrecognized equity interest		3,625		344
Accumulated unrecognized equity interest		₩ 4,431		₩ 806
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value		0		0		3,808
Unrecognized equity interest		(258)		5,470
Accumulated unrecognized equity interest		5,212		5,470
Naepo Green Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		(14,956)		7,209
Accumulated unrecognized equity interest		₩ 0		₩ 14,956
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 262,740		₩ 262,740
Book value		₩ 287,624		₩ 288,893		260,858
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[14]	Power generation	[5]
Location		Korea	[14]	Korea	[5]
Percentage of ownership		29.00%	[14]	1.61%	[5]
Acquisition cost		₩ 261,000	[14]	₩ 2,900	[5]
Book value		254,929	[14]	0	[5]	2,288
Unrecognized equity interest		(14)		14
Accumulated unrecognized equity interest		₩ 0		₩ 14
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value		₩ 145,026		₩ 133,823		93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value		₩ 294		₩ 278		223
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	Power generation		Power generation
Location	[15]	Korea		Korea
Percentage of ownership	[15]	33.61%		33.61%
Acquisition cost	[15]	₩ 148,105		₩ 148,105
Book value		₩ 87,203	[15]	₩ 89,300	[15]	74,198
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	India		India
Percentage of ownership	[5]	5.16%		5.16%
Acquisition cost	[5]	₩ 9,000		₩ 9,000
Book value		₩ 0	[5]	₩ 0	[5]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.59%		46.59%
Acquisition cost		₩ 5,190		₩ 5,190
Book value		₩ 1,483		₩ 1,555		1,704
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value		₩ 259,085		₩ 260,145		243,772
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value		₩ 2,804		₩ 2,849		2,342
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value		3,259		₩ 4,395		5,032
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]			Power generation
Location	[5]			Korea
Percentage of ownership	[5]			18.87%
Acquisition cost	[5]			₩ 1,000
Book value		0		0	[5]	0
Unrecognized equity interest	[16]	0		122
Accumulated unrecognized equity interest	[16]	₩ 0		₩ 3,986
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electric material agency		Electric material agency
Location		Korea		Korea
Percentage of ownership		28.98%		28.98%
Acquisition cost		₩ 537		₩ 537
Book value		₩ 467		₩ 280		219
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Key operation activities	[17]	Developing electric enterprises		Developing electric enterprises
Location	[17]	Korea		Korea
Percentage of ownership	[17]	98.09%		98.09%
Acquisition cost	[17]	₩ 20,847		₩ 23,113
Book value		₩ 23,421	[17]	₩ 28,842	[17]	47,983
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Asset management	[18]	Asset management	[5]
Location		Korea	[18]	Korea	[5]
Percentage of ownership		9.90%	[18]	9.90%	[5]
Acquisition cost		₩ 297	[18]	₩ 297	[5]
Book value		₩ 1,213	[18]	₩ 1,184	[5]	1,066
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Renewable power generation		Renewable power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value		₩ 0		₩ 12		12
YaksuESS Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value		₩ 285		₩ 486		716
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Key operation activities	[19]	Construction and operation of utility plant	[14]	Construction and operation of utility plant
Location	[19]	Nepal	[14]	Nepal
Percentage of ownership	[19]	68.88%	[14]	69.06%
Acquisition cost	[19]	₩ 110,332	[14]	₩ 70,228
Book value		₩ 110,573	[14],[19]	₩ 69,940	[19]	66,333
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26,800		₩ 26,800
Book value		₩ 24,638		₩ 25,044		25,466
PND Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value		₩ 1,510		₩ 1,403		1,229
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 3,610		₩ 3,610
Book value		₩ 7,947	[5]	₩ 7,631	[5]	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	9.63%		9.63%
Acquisition cost	[5]	₩ 533		₩ 533
Book value		₩ 133	[5]	₩ 156	[5]	233
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value		₩ 8		₩ 1,571		1,713
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value		₩ 170		₩ 93		123
ITR Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[20]	R & D
Location		Korea	[20]	Korea
Percentage of ownership		10.00%	[20]	20.00%
Acquisition cost		₩ 50	[20]	₩ 50
Book value		0	[20]	0		32
Unrecognized equity interest		(4)		5
Accumulated unrecognized equity interest		₩ 1		₩ 5
STN Co., Ltd. (formerly, Structure test network Co., Ltd..)
Disclosure of associates [line items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		391		₩ 366		306
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[21]			Power generation
Location	[21]			Korea
Percentage of ownership	[21]			15.00%
Acquisition cost	[21]			₩ 969
Book value		₩ 0		₩ 373	[21]	361
Indeck Niles Development, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 263,825		₩ 263,825
Book value		₩ 335,401		₩ 302,038		246,273
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value		₩ 93		₩ 94		111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 6,482		₩ 6,910
Book value		₩ 6,496		₩ 6,932		7,138
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.90%		39.90%
Acquisition cost		₩ 798		₩ 798
Book value		₩ 1,022		₩ 919		1,035
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		44.00%		44.00%
Acquisition cost		₩ 4,757		₩ 4,757
Book value		₩ 5,155		₩ 5,133		4,806
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 5,560		₩ 5,560
Book value		₩ 4,723		₩ 4,420		4,302
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		23.95%		23.95%
Acquisition cost		₩ 126		₩ 126
Book value		₩ 114		₩ 177		128
SEP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		21.26%		21.26%
Acquisition cost		₩ 27		₩ 27
Book value		0		0		7
Unrecognized equity interest		1		14
Accumulated unrecognized equity interest		₩ 15		₩ 14
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[22]	R & D		R & D
Location	[22]	Korea		Korea
Percentage of ownership	[22]	16.49%		16.49%
Acquisition cost	[22]	₩ 38		₩ 38
Book value		₩ 214	[22]	₩ 220	[22]	161
Tronix Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[22]	R & D		R & D
Location	[22]	Korea		Korea
Percentage of ownership	[22]	12.50%		12.50%
Acquisition cost	[22]	₩ 75		₩ 75
Book value		₩ 220	[22]	₩ 66	[22]	109
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 21		₩ 36		35
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,570		₩ 1,570
Book value		₩ 2,822		₩ 2,562		1,268
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 1		₩ 1
Book value		0		0		0
Unrecognized equity interest		(460)		162
Accumulated unrecognized equity interest		₩ 0		₩ 460
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,276		₩ 1,276
Book value		₩ 2,877		₩ 2,591		1,927
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 11,022		₩ 11,022
Book value		₩ 14,420		₩ 13,010		10,238
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.25%		49.25%
Acquisition cost		₩ 7,880		₩ 7,880
Book value		₩ 12,394		₩ 8,951		4,356
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 714		₩ 714
Book value		₩ 246		₩ 872		911
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.58%		42.58%
Acquisition cost		₩ 706		₩ 706
Book value		₩ 941		₩ 859		721
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 4,400		₩ 4,400
Book value		₩ 6,830		₩ 7,838		6,083
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 360		₩ 360
Book value		₩ 570		₩ 586		565
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 5,651		₩ 5,651
Book value		₩ 7,665		8,662		6,784
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		25.36%
Acquisition cost		₩ 3,910
Book value		7,779		₩ 4,485
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				25.36%
Acquisition cost				₩ 3,910
Book value		₩ 7,779		₩ 4,485		3,877
G.GURU Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		24.65%		24.65%
Acquisition cost		₩ 493		₩ 493
Book value		₩ 167		₩ 300		403
UD4M Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[23]	R & D		R & D
Location	[23]	Korea		Korea
Percentage of ownership	[23]	12.50%		12.50%
Acquisition cost	[23]	₩ 75		₩ 75
Book value	[23]	₩ 150		₩ 161
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea	[23]	Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 190		₩ 190
Book value		₩ 380		₩ 352
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 195		₩ 195
Book value		₩ 406		₩ 316
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.37%		29.37%
Acquisition cost		₩ 60		₩ 60
Book value		₩ 36		₩ 62		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		41.00%		41.00%
Acquisition cost		₩ 5,695		₩ 5,695
Book value		₩ 7,870		₩ 4,277		1,878
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[5]	Coal recycling business		Coal recycling business
Location	[5]	Korea		Korea
Percentage of ownership	[5]	4.42%		0.82%
Acquisition cost	[5]	₩ 7		₩ 1
Book value		₩ 8	[5]	₩ 1	[5]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 12,570		₩ 12,570
Book value		₩ 19,426		₩ 20,040		16,495
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 9,540		₩ 9,540
Book value		₩ 8,900		₩ 9,155		3,372
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[24]	Power generation	[25]
Location		Korea	[24]	Korea	[25]
Percentage of ownership		29.00%	[24]	3.81%	[25]
Acquisition cost		₩ 1,411	[24]	₩ 95	[25]
Book value		₩ 871	[24]	₩ 62	[25]	95
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 7,965		₩ 7,965
Book value		₩ 10,100		₩ 7,461		7,965
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,241		₩ 2,241
Book value		₩ 2,104		₩ 2,188		2,241
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[26]	Power generation	[27]
Location		Korea	[26]	Korea	[27]
Percentage of ownership		55.14%	[26]	63.33%	[27]
Acquisition cost		₩ 21,037	[26]	₩ 13,788	[27]
Book value		37,191	[26]	23,199	[27]	6,000
Nghi Son 2 Power LLC
Disclosure of associates [line items]
Unrecognized equity interest		0		(18,940)
Accumulated unrecognized equity interest		0		0
Barakah One Company
Disclosure of associates [line items]
Unrecognized equity interest		46,746		51,137
Accumulated unrecognized equity interest		140,719		93,973
Incheon New Power Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		0		(163)
Accumulated unrecognized equity interest		0		0
KAPES, Inc.
Disclosure of associates [line items]
Unrecognized equity interest		(145)		(355)
Accumulated unrecognized equity interest		3,015		3,160
Chester Solar IV SpA
Disclosure of associates [line items]
Unrecognized equity interest		0		(21)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Boulder Solar III, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 715		₩ 715
Book value		₩ 754		₩ 744
PlatformN. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.58%		29.58%
Acquisition cost		₩ 105		₩ 105
Book value		0		84
Unrecognized equity interest		62		0
Accumulated unrecognized equity interest		₩ 62		₩ 0
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Key operation activities	[21]	Power generation		Power generation
Location	[21]	Indonesia		Indonesia
Percentage of ownership	[21]	10.00%		10.00%
Acquisition cost	[21]	₩ 26,710		₩ 26,710
Book value		₩ 76,597	[21]	₩ 69,035	[21]	0
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[22]	R & D		R & D
Location	[22]	Korea		Korea
Percentage of ownership	[22]	10.00%		10.00%
Acquisition cost	[22]	₩ 20		₩ 20
Book value	[22]	₩ 26		₩ 11
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.12%		20.12%
Acquisition cost		₩ 76		₩ 76
Book value		₩ 36		₩ 50
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		20.00%
Acquisition cost		₩ 90
Book value		267
SC E&G. Co,. Ltd.
Disclosure of associates [line items]
Key operation activities				R & D
Location				Korea
Percentage of ownership				20.00%
Acquisition cost				₩ 90
Book value		₩ 267		₩ 214		0
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd..)
Disclosure of associates [line items]
Key operation activities		R & D	[18]	R & D
Location		Korea	[18]	Korea
Percentage of ownership		16.67%	[18]	20.00%
Acquisition cost		₩ 81	[18]	₩ 81
Book value		₩ 120	[18]	₩ 166		0
ACE
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 20
Book value		₩ 2		₩ 20		0
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[22]	R & D		R & D
Location	[22]	Korea		Korea
Percentage of ownership	[22]	10.54%		10.54%
Acquisition cost	[22]	₩ 11		₩ 11
Book value		₩ 9	[22]	₩ 10	[22]	0
Santiago Solar Power SpA
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 13,851		₩ 13,851
Book value		₩ 11,769		₩ 13,373		0
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 904		₩ 904
Book value		760		903		₩ 0
International Offshore Power Transmission Holding Company Limited [Member]
Disclosure of associates [line items]
Unrecognized equity interest		(23,378)		23,378
Accumulated unrecognized equity interest		₩ 0		23,378
Power Embedded [Member]
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		23.33%
Acquisition cost		₩ 70
Book value		₩ 70		0
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[22]	Power generation
Location	[22]	Korea
Percentage of ownership	[22]	18.78%
Acquisition cost	[22]	₩ 900
Book value		₩ 783	[22]	0
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		20.00%
Acquisition cost		₩ 125
Book value		₩ 254		0
HORANG ENERGY Inc.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		40.00%
Acquisition cost		₩ 4,240
Book value		₩ 4,149		0
Hoenggye Renewable Energy Co Ltd [Member]
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		36.12%
Acquisition cost		₩ 2,375
Book value		₩ 2,375		0
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		35.00%
Acquisition cost		₩ 4,771
Book value		₩ 2,981		0
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[28]	Power generation
Location	[28]	Korea
Percentage of ownership	[28]	60.00%
Acquisition cost	[28]	₩ 8,400
Book value		8,323	[28]	0
KEPCO KPS CARABAO Corp.
Disclosure of associates [line items]
Unrecognized equity interest		37		0
Accumulated unrecognized equity interest		₩ 37		₩ 0

[1]	An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (“KOGAS”) for the years ended December 31, 2022 and 2023 as management determined that the carrying amount of the investment in KOGAS at ￦2,085,296 million and ￦1,970,642 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2022 and 2023 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2022 and 2023.
[2]	the Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[3]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn't started the active selling procedures as of December 31, 2022.
[4]	The Company sold all of its shares in YTN Co., Ltd. (21.43%) on February 15, 2024 at the price of W221,490 million as the Korea Communications Commission approved to sell the Company’s shares in entirety on February 7, 2024 (see Note 51).
[5]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[7]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Company does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[8]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[9]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[10]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[11]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[12]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component. The redeemable convertible preferred stock has been repaid in the current period.
[13]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.
[14]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[15]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[16]	During the year ended December 31, 2023, the entity was reclassified from an associate to financial assets measured at fair value through other comprehensive income.
[17]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[18]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[19]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[20]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[21]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[22]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[23]	The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.
[24]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase.
[25]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Company exercises significant influence over all decisions related to finance and operation.
[26]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[27]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[28]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.